SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE (Details)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 1,578,982
Two thousand and twenty six [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	388,895
Two thousand twenty seven and beyond [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 1,190,087